COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Payments under Operating Leases	Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, are as follows:
2014	$552
2015	567
$1,119